Accounting Policies Applied (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies Applied [Abstract]
Property, plant and equipment
a)	Property, plant and equipment

Property, plant and equipment are measured at acquisition cost, net of accumulated depreciation and any impairment losses they may have experienced. In addition to the price paid to acquire each item, the cost also includes, where applicable, the following concepts:

•

Financing expenses accrued during the construction period that are directly attributable to the acquisition, construction, or production of qualified assets, which require a substantial period of time before being ready for use such as, for example, electricity generation or distribution facilities. The Group defines “substantial period” as one that exceeds twelve months. The interest rate used is that of the specific financing or, if none exists, the weighted average financing rate of the company carrying out the investment. (See Note 15.b.1).

•	Employee expenses directly related to construction in progress. (See Note 15.b.2).
•

Future disbursements that the Group will have to incur to close its facilities are added to the value of the asset at fair value, recognizing the corresponding provision for dismantling or restoration. The Group reviews its estimate of these future disbursements on an annual basis, increasing or decreasing the value of the asset based on the results of this estimate (See Note 22).

Items for construction work in progress are transferred to operating assets once the testing period has been completed and they are available for use, at which time depreciation begins.

Expansion, modernization or improvement costs that represent an increase in productivity, capacity or efficiency, or a longer useful life are capitalized as increasing the cost of the corresponding assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recorded as an increase in cost for the respective assets, derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance, conservation and repair are recognized directly as an expense for the year in which they are incurred.

Property, plant and equipment, net of its residual value, is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life, which is the period during which the Group expects to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate adjusted prospectively.

The following table sets forth the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Fuel oil/coal-fired power plants	25 – 40
Combined cycle power plants	10 – 25
Renewable energy power plants	20
Transmission and distribution facilities:
High-voltage network	10 – 60
Low- and medium-voltage network	10 – 50
Measuring and remote control equipment	10 – 50
Primary substations	6 – 25
Natural gas transport facilities
Pipelines	20

Land is not depreciated since it has an indefinite useful life.

Gains or losses that arise from the sale or disposal of items of Property, plant and equipment are recognized as “Other gains (losses)” in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales expenses from the amount received in the sale.

Investment property
b)	Investment property

Investment property includes land and buildings held for earning rentals and/or for capital appreciation.

Investment property is measured at acquisition cost less any accumulated depreciation and impairment losses that have been incurred. Investment property, excluding land, is depreciated on a straight-line basis over the useful lives of the related assets.

An investment property is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

Gains or losses on recognition of the investment property is calculated as the difference between the net disposal proceeds and the carrying amount of the asset.

The breakdown of the fair value of investment property is detailed in Note 16.

Goodwill
c)	Goodwill

Goodwill arising from business combinations, and reflected upon consolidation, represents the excess value of the consideration paid plus the amount of any non-controlling interests over the Group’s share of the net value of the assets acquired and liabilities assumed, measured at fair value at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date, and so is the goodwill determination, the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date. During the measurement period of the business combination, the goodwill can be adjusted as a result of changes in the recognized provisional amounts of the assets acquired and liabilities assumed (See note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies other than the Chilean peso is measured in the functional currency of the acquired company and translated to Chilean pesos using the exchange rate effective as of the date of the statement of financial position.

Goodwill is not amortized; instead, at the end of each reporting period or when there are indicators that an impairment might have occurred, the Group estimates whether any impairment loss has reduced its recoverable amount to an amount less than the carrying amount and, if so, an impairment loss is immediately recognized in profit or loss (See Note 3.e).

Intangible assets other than goodwill
d)	Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost, and are subsequently measured at their cost, net of their accumulated amortization and impairment losses they may have experienced.

Intangible assets are amortized on a straight line basis during their useful lives, starting from the date when they are ready for use, except for those with an indefinite useful life, which are not amortized. As of December 31, 2017 and 2016, there are no significant intangible assets with an indefinite useful life.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset are recognized in profit or loss when the asset is derecognized.

The criteria for recognizing these assets’ impairment losses and, if applicable, recovery of impairment losses recorded in previous periods are explained in Note 3.e below.

d.1) Research and development expenses

The Group recognizes the costs incurred in a project’s development phase as intangible assets in the statement of financial position as long as the project’s technical feasibility and future economic benefits have been demonstrated.

Research costs are recorded as an expense in the consolidated statement of comprehensive income in the period in which they are incurred.

d.2) Other intangible assets

Other intangible assets correspond to computer software, water rights, and easements. They are initially recognized at acquisition or production cost and are subsequently measured at cost less accumulated amortization and impairment losses, if any.

Computer software is amortized (on average) over four years. Certain easements and water rights have indefinite useful lives and, therefore, are not amortized.

Impairment of non-financial assets
e)	Impairment of non-financial assets

During the year, and principally at the end of each reporting period, the Group evaluates whether there is any indication that an asset has been impaired. If any such indication exist, the Group estimates the recoverable amount of that asset to determine the amount of the impairment loss. In the case of identifiable assets that do not generate cash flows independently, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs, which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph, in the case of CGU’s to which goodwill or intangible assets with indefinite useful lives have been allocated, a recoverability analysis is performed routinely at each period end.

Recoverable amount is the higher of fair value less costs of disposal and value in use, which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property, plant, and equipment, as well as of goodwill, and intangible assets, the Group uses value in use criteria in practically all cases.

To estimate value in use, the Group prepares future pre-tax cash flow projections based on the most recent budgets available. These budgets incorporate management’s best estimates of a CGU’s revenue and costs using sector projections, past experience and future expectations.

In general, these projections cover the next five years, estimating cash flows for subsequent years by applying reasonable growth rates which, in no case, are increasing rates nor exceed the average long-term growth rates for the particular sector and country in which the Group operates. As of December 31, 2017, the growth rate used to extrapolate the projections was 3.1%.

Future cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate.

The minimum and maximum pre-tax discount rates applied in the period ended December 31, 2017 expressed in nominal terms were 7.5% and 10.7%, respectively.

If the recoverable amount of the CGU is estimated to be less than the net carrying amount of the asset, the corresponding impairment loss is recognized for the difference, and charged to “Reversal of impairment loss (impairment loss)” recognized in profit or loss" in the consolidated statement of comprehensive income. The impairment is first allocated to reduce the carrying amount of any goodwill allocated to the CGU, and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. The carrying amount of an asset is not reduced below the highest of fair value less costs of disposal, its value in use; or zero.

Impairment losses recognized for an asset in prior periods are reversed when there are indications that the impairment loss no longer exists or may have decreased, thus increasing the asset’s carrying amount with a credit to earnings. The increase in the asset’s carrying amount shall not exceed that carrying amount that would have been determined had no impairment loss been recognized for the asset. Goodwill impairment losses are not reversed in subsequent periods.

Leases
f)	Leases

In order to determine whether an arrangement is, or contains, a lease, the Group assesses the economic substance of the agreement, in order to determine whether fulfillment of the arrangement depends on the use of a specific asset and whether the agreement conveys the right to use an asset. If both conditions are met, at the inception of the arrangement the Group separates the payments and other considerations relating to the lease, at their fair values, from those corresponding to other components of the agreement.

Leases that substantially transfer all the risks and rewards of ownership to the Group are classified as finance leases. All others leases are classified as operating leases.

Finance leases in which the Group acts as a lessee are recognized at the inception of the arrangement. At that time, the Group records an asset based on the nature of the lease and a liability for the same amount, equal to the fair value of the leased asset or the present value of the minimum lease payments, if the latter is lower. Subsequently, the minimum lease payments are apportioned between finance expenses and reduction of the lease obligation. Finance expenses are recognized immediately in the income statement and allocated over the lease term, so as to achieve a constant interest rate on the remaining balance of the liability. Leased assets are depreciated on the same terms as other similar depreciable assets, as long as there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If no such certainty exists, the leased assets are depreciated over the shorter of the useful lives of the assets and their lease term.

In the case of operating leases, payments are recognized as an expense in the case of the lessee and as income in the case of the lessor, both on a straight-line basis, over the term of the lease unless another type of systematic basis of distribution is deemed more representative.

Financial instruments
g)	Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

g.1) Financial assets other than derivatives

The Group classifies its financial assets other than derivatives, whether permanent or temporary, except for investments accounted for using equity method (See Notes 3.i and 12) and those held for sale, into four categories:

•

Loans and account receivables: Trade and other receivables and accounts receivable from related companies are recognized at amortized cost, which is the initial fair value less principal repayments made, plus accrued and uncollected interest, calculated using the effective interest method.

The effective interest method is used to calculate the amortized cost of a financial asset or liability (or group of financial assets or financial liabilities) and of allocating finance income or cost over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash flows to be received or paid over the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset or financial liability.

•	Held-to-maturity investments: Investments that the Group intends to hold and is capable of holding until their maturity are accounted for at amortized cost as defined in the preceding paragraph.
•

Financial assets at fair value with changes in net income: This category includes the trading portfolio and those financial assets that have been designated as such upon initial recognition and that are managed and evaluated on a fair value basis. They are measured in the consolidated statement of financial position at fair value, with changes in value recorded directly in income when they occur.

•	Available-for-sale financial assets: These are financial assets specifically designated as available-for-sale or are not classify within any of the three preceding categories. (See note 7)

These investments are recognized in the consolidated statement of financial position at fair value when it can be reliably determined. For investments in equity instruments in unlisted companies or companies with lower levels of liquidity, normally the fair value cannot be reliably measured. When this occurs, those investments in equity instruments are measured at cost less impairment losses, if any.

Changes in fair value, net of taxes, are recognized in other comprehensive income, until the investments are disposed of, at which time the amount accumulated in other comprehensive income is reclassified to profit or loss.

If the fair value is lower than cost, and if there is objective evidence that the asset has been more than temporarily impaired, the difference is recognized directly in profit or loss.

Purchases and sales of financial assets are accounted for using their trade date.

g.2) Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances, time deposits, and other highly liquid investments (with original maturity of less than or equal to 90 days) that are readily convertible to cash and are subject to insignificant risk of changes in value.

g.3) Impairment of financial assets

The following criteria are used to determine if a financial asset has been impaired:

•

For trade receivables in the electricity generation, transmission and distribution segments, the Group’s policy is to recognize impairment losses when there is objective evidence that the balance will not be recoverable. In general terms, the Group’s entities has a defined policy to recognize an allowance for impairment losses based on the aging of past-due balances, except in those cases where a specific collective basis analysis is recommended, such as in the case of receivables from government-owned companies (See Note 8).

•

In the case of receivables of a financial nature, that are included in the “Loan and receivables” and “Investment held-to-maturity”, impairment is determined on case-by-case basis and is measured as the difference between the carrying amount and the present value of the future estimated cash flows discounted at the original effective interest rate (See Notes 7 and 20).

•	For financial investments available-for-sale, the criteria for impairment applied are described in Note 3.g.1.

g.4) Financial liabilities other than derivatives

Financial liabilities are recognized based on cash received, net of any costs incurred in the transaction. In subsequent periods, these obligations are measured at their amortized cost using the effective interest rate method (see Note 3.g.1).

In the particular case that a liability is the hedged item in a fair value hedge, as an exception, such liability is measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt, both when it is recorded in the statement of financial position and for fair value disclosure purposes as shown in Note 20, debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and variable interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that debt issued at a variable interest rate, i.e., each coupon is established at the beginning of each period based on the reference interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

g.5) Derivative financial instruments and hedge accounting

Derivatives held by the Group are transactions entered into to hedge interest and/or exchange rate risk, intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recorded at fair value at the end of each reporting period as follows: if their fair value is positive, they are recorded within “Other financial assets”; and if their fair value is negative, they are recorded within “Other financial liabilities.” For derivatives on commodities, the positive fair value is recorded in “Trade and other receivables,” and negative fair values are recorded in “Trade and other liabilities.”

Changes in fair value are recorded directly in profit or loss, except when the derivative has been designated for hedge accounting purposes as a hedge instrument (in a cash flow hedge) and all of the conditions for applying hedge accounting are met, including that the hedge be highly effective. In this case, changes are recognized as follows:

•

Fair value hedges: The underlying portion for which the risk is being hedged (hedged risk) and the hedge instrument are measured at fair value, and any changes in value of both items are recognized in the statement of comprehensive income by offsetting the effects in the same comprehensive income statement account.

•

Cash flow hedges: Changes in fair value of the effective portion of the hedged item and hedge instrument are recognized in other comprehensive income an accumulated in an equity reserve known as “Reserve for cash flow hedges.” The cumulative gain or loss in this reserve is reclassified to the statement of comprehensive income to the extent that the hedged item impacts the statement of comprehensive income offsetting the effect in the same comprehensive income statement account. Gains or losses from the ineffective portion of the hedging relationship are recorded directly in the statement of comprehensive income.

A hedge relationship is considered highly effective when changes in fair value or in cash flows of the underlying item directly attributable to the hedged risk are offset by changes in fair value or cash flows of the hedging instrument, with an effectiveness ranging from 80% to 125%.

As a general rule, long-term commodity purchases or sales agreements are recognized in the statement of financial position at their fair value at the end of each reporting period, recognizing any differences in value directly in profit or loss, except for, when all of the following conditions are met:

•

The sole purpose of the agreement is for the Group’s own use, which is understood as: (i) in the case of fuel purchase agreements its used to generate electricity; (ii) in the case of electrical energy purchased for sale, its sale to the end-customers; and, (i) in the case of electricity sales its sale to the end-customers.

•	The Group’s future projections evidence the existence of these agreements for its own use.
•

Past experience with agreements evidence that they have been utilized for the Group’s own use, except in certain isolated cases when for exceptional reasons or reasons associated with logistical issues have been used beyond the control and projection of the Group.

•	The agreement does not stipulate settlement by differences and the parties have not made it a practice to settle similar contracts with differences in the past.

The long-term commodity purchase or sale agreements maintained by the Group, which are mainly for electricity, fuel, and other supplies, meet the conditions described above. Thus, the purpose of fuel purchase agreements is to use them to generate electricity, electricity purchase contracts are used to sell to end-customers, and electricity sale contracts are used to sell the Group’s own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the host contract, provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related, they are recorded separately and changes in value are accounted for directly in profit or loss.

g.6) Derecognition of financial assets and liabilities

Financial assets are derecognized when:

•

The contractual rights to receive cash flows from the financial asset expire or have been transferred or, if the contractual rights are retained, the Group has assumed a contractual obligation to pay these cash flows to one or more recipients.

•

The Group has substantially transferred all the risks and rewards of ownership of the financial asset, or, if it has neither transferred nor retained substantially all the risks and rewards, when it does not retain control of the financial asset.

Transactions in which the Group retains substantially all the inherent risks and rewards of ownership of the transferred asset, it continues recognizing the transferred asset in its entirety and recognizes a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (See Note 3.g.1).

Financial liabilities are derecognized when they are extinguished, that is, when the obligation arising from the liability has been paid or cancelled, or has expired.

g.7) Offsetting financial assets and liabilities.

The Group offsets financial assets and liabilities and the net amount is presented in the statement of financial position when, and only when:

•	There is a legally enforceable right to set off the recognized amounts; and
•	There is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.

These rights can only be legally enforceable within the normal course of business, or in case of default, insolvency or bankruptcy, of one or all of the counterparts.

g.8) Financial guarantee contracts

Financial guarantee contracts, such as guarantees given by the Group to third parties, are initially recognized at fair value, adjusting the transaction costs that are directly attributable to the issuance of the guarantee.

Subsequently to initial recognition, financial guarantee contracts are measured at the higher of:

•	The amount determined under accounting policy describe in Note 3.l; and
•	The amount initially recognized less, when appropriate, any accumulated amortization.
•	Registered in accordance with the revenue recognition policy (see Note 3.p).

Measurement of fair value
h)	Measurement of fair value

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market, namely, the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market, it is assumed that the transaction is carried out in the most advantageous market available to the entity, namely, the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value, the Group uses valuation techniques that are appropriate for the circumstances and for which there are sufficient data to conduct the measurement. The Group maximizes the use of relevant observable data and minimizes the use of unobservable data.

Considering the hierarchy of the data used in these valuation techniques, the assets and liabilities measured at fair value can be classified into the following levels:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:

Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial asset or financial liability take into consideration estimated future cash flows discounted at zero coupon interest rate curves for each currency. All the valuations described are carried out using external tools, such as “Bloomberg”.

Level 3:	Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).

The Group takes into account the characteristics of the asset or liability when measuring fair value, in particular:

•

For non-financial assets, fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use;

•

For liabilities and equity instruments, the fair value measurement assumes that the liability would not be settled and an equity instrument would not be cancelled or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk, namely, the risk that an entity will not fulfill the obligation, which includes, but is not limited to, the Group’s own credit risk;

•

For derivatives not quoted in an organized market, the Group measures fair value by using the discounted cash flow method and generally accepted options valuation models, based on current and future market conditions as of year-end. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment, DVA), and the counterparty risk (Credit Valuation Adjustment, CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (creditor or borrower position) and the risk profile of both the counterparties and the Group itself.

•

In the case of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks, it is permitted to measure the fair value on a net basis. However, this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Financial assets and liabilities measured at fair value are disclosed in Note 20.3.

Investments accounted for using the equity method
i)	Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method.

Under the equity method, an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date, the investment is recognized in the statement of financial position based on the share of its equity that the Group’s interest represents in its capital, adjusted for, if appropriate, the effect of transactions with Group’s entities, plus any goodwill generated in acquiring the entity. If the resulting amount is negative, zero is recorded for that investment in the statement of financial position, unless the Group has a present obligation (either legal or constructive) to support the investee’s negative equity situation, in which case a provision is recognized.

Goodwill from associates or joint ventures is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when impairment indicators exist.

Dividends received from these investments are deducted from the carrying amount of the investment, and any profit or loss obtained from them to which the Group is entitled based on its ownership interest is recognized under “Share of profit (loss) of associates accounted for using equity method.”

Appendix 3. “Associates and Joint Ventures” to these consolidated financial statements describes the relationship of the Company and each of these companies.

Non-current assets (or disposal group of assets) held for sale or held for distribution to owners and discontinued operations

j) Non-current assets (or disposal group of assets) held for sale or held for distribution to owners and discontinued operations.

Non-current assets, including property, plant and equipment; intangible assets; investments accounted for using the equity method, joint ventures, and disposal groups (a group of assets to be disposed of and the liabilities directly associated with those assets), are classified as:

-	Held for sale, if their carrying amount will be recovered principally through a sale transaction rather than through continuing use
-	Held for distribution to owners, when the Company is committed to distribute the asset (or disposal group) to the owners.

For the above classification, the assets must be available for immediate sale or distribution in their present condition and its sale or distribution is highly probable. For this transaction to be considered highly probable, management must be committed to the sale or distribution and actions to complete the transaction must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

Non-current assets or disposal groups held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners, or are no longer part of a disposal group, are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution less any depreciations, amortizations or revaluations that would have been recognized if they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of subsequent decision where would be reclassified as non-current assets.

Non-current assets held for sale and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a single line item within assets called “Non-current assets or disposal groups held for sale or for distribution to owners,” and the respective liabilities are presented as a single line item within liabilities called “Liabilities included in disposal groups held for sale or for distribution to owners.”

The Group classifies as discontinued operations those components of the Group that either have been disposed of, or are classified as held for sale, and:

(i)represents a separate major lines of business or geographical area of operations;

(ii)	is a part of a single coordinated plan to dispose a separate major line of business or geographical area of operations; or
(iii)	is a subsidiary acquired exclusively with a view to resale.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or groups constituting the discontinued operation are presented as a single line item in the consolidated comprehensive income statement as “Income after tax from discontinued operations”.

Inventories
k)	Inventories

Inventories are measured at their weighted average acquisition cost or the net realizable value, whichever is lower.

The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

Provisions
l)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as finance cost. Incremental legal cost expected to be incurred in resolving a legal claim is included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as they are incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

l.1) Provisions for post-employment benefits and similar obligations

Some of the Group’s subsidiaries have pension and similar obligations to their employees. Such obligations, which combine defined benefits and defined contributions, are basically formalized through pension plans, except for certain non-monetary benefits, mainly electricity supply commitments, which, due to their nature, have not been externalized and are covered by the related in-house provisions.

For defined benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. Past service costs relating to changes in benefits are recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations, adjusted, once the fair value of the different plans’ assets has been deducted, if any.

For each of the defined benefit plans, any deficit between the actuarial liability and the plan assets (if any) is recognized under line item “Provisions for employee benefits” within current and non-current liabilities in the statement of financial position.

Actuarial gains and losses arising in measurement of both the plan liabilities and the plan assets (if any, and excluding interest) are recognized directly in other comprehensive income.

Contributions to defined contribution benefit plans are recognized as an expense in the statement of comprehensive income when the employees have rendered their services.

Translation of foreign currency balances
m)	Translation of foreign currency balances

Transactions carried out by each entity in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of the transactions. During the year, any differences that arise between the prevailing exchange rate at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency exchange differences” in the consolidated statement of comprehensive income.

Likewise, at the end of each reporting period, receivable or payable balances denominated in a currency other than each entity’s functional currency are translated using the closing exchange rate. Any differences are recorded as “Foreign currency exchange differences” in the consolidated statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, through obtaining financing in such currency. Exchange differences related to this debt, which is regarded as the hedging instrument in cash flow hedge transactions, are recognized, net of taxes, in other comprehensive income and are accumulated in an equity reserve and reclassified to profit or loss when the hedged cash flows affect profit or loss. This term has been estimated at ten years.

Current/non-current classification
n)	Current/non-current classification

In these consolidated statements of financial position, assets and liabilities expected to be recovered or settled within twelve months are presented as current items, except for post-employment and other similar obligations. Those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Group have any obligations that mature in less than twelve months but can be refinanced over the long term at the Group’s discretion, through unconditionally available credit agreements with long-term maturities, such obligations are classified as non-current liabilities.

Income taxes
o)	Income taxes

Income tax expense for the period is determined as the sum of current taxes from the Group’s different entities and results from applying the tax rate to the taxable income for the period, after permitted deductions have been made, plus any changes in deferred tax assets and liabilities and tax credits, both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities generate deferred tax assets and liabilities, which are calculated using the tax rates expected to apply when the assets and liabilities are realized or settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences, tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and make use of the tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

•	Did not arise from a business combination, and
•	At initial recognition affected neither accounting profit nor taxable profit (loss).

With respect to deductible temporary differences associated with investments in subsidiaries, associates and joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill and those that arose from investments in subsidiaries, associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recorded in profit or loss or in equity, depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”, except when exists uncertainty about their tax realization, in which case they are not recognized until they are effectively realized, or when they correspond to specific tax incentives, in which case they are recorded as government grants.

At the end of each reporting period, the Group reviews the deferred taxes assets and liabilities recognized, and makes, if any, necessary corrections based on the results of this analysis.

Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if has a legally enforceable right to set off current tax assets against current tax liabilities, and only when the deferred taxes relate to income taxes levied by the same taxation authority.

Revenue and expense recognition
p)	Revenue and expense recognition

Revenue is recognized when the gross inflow of economic benefits arising in the course of the Group’s ordinary activities in the period occurs, provided that this inflow of economic benefits results in an increase in total equity other than increases relating to contributions from equity participants and such benefits can be measured reliably.

Revenues and expenses are recognized on an accrual basis and depending on the type of transaction; the following criteria for recognition are taken:

•

Generation and transmission of electricity: Revenue is recognized based on physical delivery of energy and power, at prices established in the respective contracts, at prices stipulated in the electricity market by applicable regulations or at marginal cost determined on the spot market, as appropriate. This revenue includes an estimate of the service provided and not billed until the closing date (See Note 2.3 and 25).

•

Distribution of electricity: Revenue is recognized based on the amount of energy supplied to customers during the period, at prices established in the respective contracts or at prices stipulated in the electricity market by applicable regulations, as appropriate. This revenue includes an estimate of the energy supplied but not billed and for which the customers’ meters have not been read yet (See Note 2.3 and 25).

Revenue from rendering of services is only recognized when it can be estimated reliably, by reference to the stage of completion of the service rendered at the date of the statement of financial position. When the outcome of a transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of the expenses recognized that are recoverable. (See Note 25)

Revenue from sales of goods is recognized based on the economic substance of the transaction and are recognized when all and each of the following conditions are met:

•	the entity has transferred to the buyer the significant risks and rewards of ownership of the goods;
•	the entity retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
•	the amount of revenue can be measured reliably;
•	it is probable that the economic benefits associated with the transaction will flow to the entity; and
•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue is measured at the fair value of the consideration received or receivable that gives rise to the revenue.

In arrangements under which the Group will perform multiple revenue-generating activities (multiple-element arrangement), the recognition criteria are applied to the separately identifiable components of the transaction in order to reflect the substance of the transaction or to two or more transactions together when they are linked in such a way that the commercial effect cannot be understood without reference to the series of transactions as a whole.

The Group excludes from revenue those gross inflows of economic benefits it receives when it acts as an agent or commission agent on behalf of third parties, and only recognizes as revenue economic benefits received for its own activity.

When goods or services are exchanged or swapped for goods or services of a similar nature and value, the exchange is not regarded as a revenue-generating transaction.

The Group recognizes the net amount of non-financial asset purchase or sale contracts that are settled for a net amount of cash or through some other financial instruments. Contracts entered into and maintained for the purpose of receiving or delivering these non-financial assets are recognized on the basis of the contractual terms of the purchase, sale, or usage requirements expected by the entity.

Financial income (expense) is recognized using the effective interest rate applicable to the outstanding principal over the repayment period.

Expenses are recognized on an accruals basis, immediately in the event of expenditures that do not generate future economic benefits or when they do not meet the requirements for recognizing them as assets.

Earnings per share
q)	Earnings per share

Basic earnings per share are calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period, excluding the average number of shares of the Parent Company held by other subsidiaries within the Group, if any.

Basic earnings per share for continuing and discontinued operations are calculated by dividing net income from continuing and discontinued operations attributable to shareholders of the Parent Company (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the year, excluding the average number of shares of the Parent Company held by other subsidiaries within the Group, if any.

Dividends
r)	Dividends

Article No. 79 of the Chilean Corporations Act 18,046 establishes that, unless unanimously agreed otherwise by the shareholders of all issued shares, listed corporations must distribute a cash dividend to shareholders on an annual basis, pro rata to the shares owned or the proportion established in the company’s by-laws if there are preferred shares, of at least 30% of net income for each period, except when accumulated losses from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given the Company’s highly fragmented share capital, at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined, net of interim dividends approved during the fiscal year, and then accounted for in “Trade and other current payables” and “Accounts payable to related companies”, as appropriate, and recognized in equity.

Interim and final dividends are deducted from equity as soon as they are approved by the competent body, which in the first case is normally the Company’s Board of Directors and in the second case is the Ordinary Shareholders’ Meeting.

Statement of cash flows
s)	Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period, determined with the direct method. It uses the following expressions and corresponding meanings:

-	Cash flows: inflows and outflows of cash or cash equivalents, which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
-	Operating activities: the principal revenue-producing activities of the Group and other activities that cannot be considered investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
-	Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.